UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3056
                                  ----------------------------------------------

                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 East 42nd Street, 17th floor, New York, NY 10017
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
      51 East 42nd Street, New York, NY  10017
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515
                                                    --------------

Date of fiscal year end:   April 30, 2009
                           ------------------

Date of reporting period:  April 30, 2009
                           ------------------

Item 1.   Reports to Stockholders.

          Attached on the following pages is a copy of the registrant's annual report as of April 30, 2009 transmitted to stockholders.

TRIDAN CORP.
--------------------------------------------------------------------------------
                                           P.O. Box 634, New City, N.Y. 10956
                                                               (212) 239-0515

                                  ANNUAL REPORT

                                        May 29, 2009

Dear Shareholder:

      I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2009, including the enclosed audited financial report for that period and for the corresponding period in 2008. Also enclosed are the notice of meeting, proxy statement for this year's annual shareholders meeting on June 16, 2009, form of proxy, and the company's privacy policy.

      A schedule of the company's portfolio holdings at April 30, 2009, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at April 30, 2009 was $12.12, compared with $12.05 at April 30, 2008. Net investment income per share was $.36 for the year ended April 30, 2009, compared with $.38 for the year ended April 30, 2008. Distributions to shareholders amounted to $.37 per share for fiscal 2009, compared to $.38 for fiscal 2008.

      At the company's last annual meeting on June 17, 2008, the reappointment of Weiser LLP as the company's auditors for the fiscal year ending April 30, 2009 was ratified by the shareholders as follows:

      Shares Voted For         2,793,406
      Shares Voted Against        None
      Shares Abstaining           None

TRIDAN CORP.

May 29, 2009
Page - 2 -

      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                 Shares Voted For          Shares Withheld
                                ------------------        -----------------

      Mark Goodman                   2,793,406                   None
      Peter Goodman                      "                        "
      Paul Kramer                        "                        "
      Jay S. Negin                       "                        "
      Warren F. Pelton                   "                        "
      Russell J. Stoever                 "                        "

      The following Tables A and B set forth information concerning the directors, and Table C sets forth information concerning non-director officers of the company. The Table A directors (Mark Goodman, Peter Goodman and Warren Pelton) are "interested persons" as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors (Messrs. Kramer, Negin and Stoever) are not. Peter Goodman is an "interested person" because he is an officer and holder of more than 5% of the shares of the company, Mark Goodman because he is Peter Goodman's son, and Warren Pelton because he is an officer of the company.

                                            Table A
                                            -------

                                                      Principal
                                                      Occupations     Number of    Other
Name, Address            Positions in      Director   During Past     Portfolios   Director-
and Age                  Tridan Corp.      Since      5-years         Overseen     ships Held
----------------------   ---------------   --------   -------------   ----------   -----------
Interested Persons:
------------------

Mark Goodman             Director          1999       Pianist and          1          None
(Son of Peter Goodman)                                Teacher
7 Porters Cove Road
Hingham, MA 02043
Age 55

Peter Goodman            Director and      1980       President,           1          None
65 Wendover Road         President                    Tridan Corp.
Rye, NY  10580
Age 83

Warren Fred Pelton       Director, Vice-   1988       Director of          1          None
6079 Fairway Court       President and                Development,
Naples, FL  34110        Treasurer                    International
Age 71                                                College until
                                                      2001;
                                                      Consultant

TRIDAN CORP.

May 29, 2009
Page - 3 -

                                            Table B
                                            -------

                                                      Principal       Number
                                                      Occupations     of           Other
Name, Address            Positions in      Director   During Past     Portfolios   Director-
and Age                  Tridan Corp.      Since      5-years         Overseen     ships Held
----------------------   ---------------   --------   -------------   ----------   -----------
Disinterested Persons:
---------------------

Paul Kramer              Director and      2004       Partner,             1       Juniper
17 Huntley Road          Audit Committee              Kramer Love                  Content
Holmdel, NJ 07733        Chairman                     & Cutler, LLP                Corporation
Age 77                                                (certified
                                                      public
                                                      accountants)

Jay Stanley Negin        Director and      1985       Investor             1          None
6 Demarest Court         Audit Committee
Englewood Cliffs, NJ     Member
07632
Age 78

Russell Jude Stoever     Director and      1995       Vice                 1          None
15 Rockleigh Road        Audit Committee              -President,
Rockleigh, NJ 07647      Member                       Stoever Glass
Age 64                                                & Co., Inc.
                                                      (a registered
                                                      broker-dealer)

                                      Table C
                                      -------

                                             Principal
                                             Occupations   Number of    Other
Name, Address              Positions in      During Past   Portfolios   Director-
and Age                    Tridan Corp.      5-years       Overseen     ships Held
----------------------     ---------------   -----------   ----------   ----------
Non-director Officers:
---------------------

I. Robert Harris           Secretary and     Attorney         None         None
51 East 42nd Street        Chief Compliance
Suite 1700                 Officer
New York, NY  10017
Age 77

TRIDAN CORP.

May 29, 2009
Page - 4 -

      No director or officer received any compensation from the Company during the last fiscal year, except for the fees of $12,000 paid during each year to each director, plus an additional $5,000 to Paul Kramer as chairman of the audit committee. The Company does not have any bonus, profit sharing, or other compensation plan, contract or arrangement with anyone, nor any pension or retirement plan; nor has the Company ever granted to anyone any option, warrants or other rights to purchase securities.

      All executive officers of the Company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $24,000 during fiscal 2009 (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the Company, is a member).

      Additional information about directors is available without charge, upon the request of any shareholder by telephoning the company's secretary, I. Robert Harris, collect at 212-682-8383, extension 39.

                                        Sincerely

                                        TRIDAN CORP.

                                        Peter Goodman, President

                               Tridan Corp.
                               Financial Statements
                               April 30, 2009 and 2008

Tridan Corp.
Contents
April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                                         Page(s)

Report of Independent Registered Public Accounting Firm ..............         1

Report of Independent Registered Public Accounting Firm ..............         2

Financial Statements

Statements of Assets and Liabilities
   April 30, 2009 and 2008 ...........................................         3

Schedules of Investments in Municipal Obligations
   April 30, 2009 and 2008 ...........................................       4-8

Statements of Operations
   Years Ended April 30, 2009 and 2008 ...............................         9

Statements of Changes in Net Assets
   Years Ended April 30, 2009, 2008 and 2007 .........................        10

Notes to Financial Statements ........................................     11-16

[WEISER LOGO]                          Weiser LLP | Certified Public Accountants

                                                            135 West 50th Street
                                                         New York, NY 10020-1299
                                                                Tel 212.812.7000
                                                                Fax 212.375.6888

                                                               www.weiserLLP.com

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the "Company"), including the schedules of investments in municipal obligations, as of April 30, 2009 and 2008, and the related statements of operations for the years then ended, the statement of changes in net assets for each of the three years ended April 30, 2009, and the financial highlights for each of the four years ended April 30, 2009. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, as of April 30, 2009 and 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2009 and 2008, the results of its operations for the years then ended, the changes in its net assets for each of the three years ended April 30, 2009, and its financial highlights for each of the four years ended April 30, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Weiser LLP

New York, NY
May 28, 2009

                                                                  [PRAXITY LOGO]

[LS & CO LOGO]
Leslie Sufrin and Company, P.C.
Certified Public Accountants

134 West 29th Street
New York, NY 10001
Ph. 212.696.4800
Fx. 212.481.1638 / 1696

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the financial highlights of Tridan Corp. (the "Company") for the year ended April 30, 2005. These financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial highlights, referred to above, present fairly, in all material respects, the financial highlights of Tridan Corp. for the year ended April 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Leslie Sufrin and Company, P.C.

New York, NY
May 19, 2005

Tridan Corp.
Statements of Assets and Liabilities
April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                                                           2009          2008
                                                                                       ------------   ------------
Assets
Investments in municipal obligations, at fair value (original cost - $36,844,912 and
   $36,130,063, respectively) (amortized cost - $35,852,148 and $35,130,380,
   respectively)                                                                       $ 36,840,467   $ 35,825,360
Cash and cash equivalents (Note 2)                                                          417,377      1,178,599
Prepaid expenses and other current assets                                                     3,719          6,068
Accrued interest receivable                                                                 492,348        537,810
                                                                                       ------------   ------------

      Total assets                                                                       37,753,911     37,547,837
                                                                                       ------------   ------------

Liabilities
Accounts payable and accrued liabilities (Note 3):
   Accrued investment advisory fees                                                          25,735         25,925
   Accrued fees - affiliate                                                                  19,319         19,857
   Accrued other                                                                             43,000         47,934
Common stock redemptions payable                                                                 --          3,874
                                                                                       ------------   ------------

      Total liabilities                                                                      88,054         97,590
                                                                                       ------------   ------------

Net assets                                                                             $ 37,665,857   $ 37,450,247
                                                                                       ============   ============

Analysis of net assets
   Common stock, at $.02 par value, 6,000,000 shares authorized                        $     63,982   $     63,982
   Paid-in capital                                                                       36,730,163     36,744,058
   Distributable earnings:
      Over distributed net investment income                                                (14,455)        (3,287)
      Undistributed capital (losses)                                                       (102,152)       (49,486)
      Unrealized appreciation of investments, net                                           988,319        694,980
                                                                                       ------------   ------------
   Net assets [equivalent to $12.12 and $12.05 per share, respectively, based on
      3,106,695.2405 shares and 3,107,865.3954 shares of common stock outstanding,
      respectively (Note 5)]                                                           $ 37,665,857   $ 37,450,247
                                                                                       ============   ============

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                             2009                                         2008
                                            ----------------------------------------     --------------------------------------
                                              Principal     Amortized        Fair         Principal    Amortized        Fair
                                                Amount         Cost         Value           Amount       Cost          Value
                                            ------------   -----------   ---------------------------   ----------   -----------
Revenue Backed
--------------
Massapequa New York Union Free
   School District Unlimited Tax
   4.00% due June 15, 2013                  $    300,000   $   326,363   $   326,520      $       --   $       --   $        --

Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Pre-Refunded to November 15, 2010
   @100) 5.75% due November 15, 2013           1,100,000     1,112,832     1,184,612       1,100,000    1,118,004     1,189,848

City of New York NY Municipal Water
   Fin Auth Wtr. & Sewer Rev Fiscal 2009
   (Par Call June 15, 2018 @100)
   5.625% due June 15, 2024                    1,000,000       987,563     1,126,270              --           --            --

N.Y.S. Dormitory Authority Rev
   Cons City Univ Genl Sys 2nd Ser
   5.75 due July 1, 2013                         215,000       230,861       230,992         215,000      234,454       232,290

N.Y.S. Dormitory Authority Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023                 1,400,000     1,488,743     1,483,005       1,400,000    1,504,732     1,494,542

N.Y.S. Dormitory Authority Rev
   St Personal Income Tax Ed
   5.5% due March 15, 2011                     1,000,000     1,030,635     1,073,510       1,000,000    1,044,676     1,074,270

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York Rev
   (Escrowed to Maturity)
   7.5% due May 15, 2011                         285,000       283,410       301,362         365,000      362,643       394,720

New York Environmental Facilities Corp
   Pollution Control Rev St Water NYC 02
   5.00% due June 15, 2018                     1,000,000     1,046,905     1,111,620       1,000,000    1,053,462     1,083,050

N.Y.S. Thruway Authority
   St Pers Income Tax Rev Transn
   5.25% due March 15, 2019                      750,000       813,934       859,973              --           --            --

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                   2,000,000     2,074,323     2,155,740       2,000,000    2,084,186     2,138,680

Oyster Bay New York
   Pub Impt Unlimited Tax
   5.0% due February 15, 2015                    150,000       169,715       171,514              --           --            --

Triborough Bridge & Tunnel Authority NY
   General Purpose Revs
   (Escrowed to Maturity)
   5.5% due January 1, 2017                    1,000,000     1,014,877     1,174,280       1,000,000    1,016,460     1,121,460

Triborough Bridge & Tunnel Authority NY
   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                    1,175,000     1,192,941     1,266,521       1,500,000    1,527,747     1,608,270
                                            ------------   -----------   -----------      ----------   ----------   -----------
                                              11,375,000    11,773,102    12,465,919       9,580,000    9,946,364    10,337,130
                                            ------------   -----------   -----------      ----------   ----------   -----------
                                                                                33.1% (*)                                  27.6% (*)

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                              2009                                    2008
                                              --------------------------------------   -------------------------------------
                                               Principal     Amortized       Fair      Principal    Amortized        Fair
                                                 Amount        Cost         Value        Amount        Cost         Value
                                              -----------   -----------   -----------------------   ----------   -----------
Insured
-------
Ardsley New York Union Free
   School District Unlimited Tax
   5.00% due June 15, 2014                    $   415,000   $   448,615   $  462,273   $       --   $       --   $        --

Ardsley New York Union Free
   School District Unlimited Tax
   4.00% due June 15, 2016                        460,000       475,442      489,891           --           --            --

Bethlehem NY Central School District
   Ref Unlimited Tax
   5.0% due November 1, 2015                      500,000       532,634      568,985      500,000      537,478       544,530

Village of Briarcliff Manor New York
   Pub Impt Unlimited Tax
   5.0% due 9/1/2015                              215,000       237,064      243,305           --           --            --

Village of Briarcliff Manor New York
   Pub Impt Unlimited Tax
   5.0% due 9/1/2017                              310,000       340,024      349,057           --           --            --

City of Buffalo New York Sewer Auth
   Rev Sewer System Impt
   5.0% due July 1, 2011                        1,110,000     1,139,777    1,189,531    1,110,000    1,152,148     1,183,915

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2014                          275,000       287,681      293,626      275,000      290,490       294,184

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2015                          275,000       287,136      290,285      275,000      289,702       292,999

Chenango Valley Central School District NY
   4.0% due June 15, 2011                              --            --           --      190,000      192,977       195,377

Clarkstown Central School District
   NY Unlimited Tax
   (Par Call April 15, 2014 @100)
   5.25% due April 15, 2015                       400,000       422,501      442,696      400,000      426,577       438,792

Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Par Call October 15, 2009 @100)
   5.5% due October 15, 2011                    1,480,000     1,491,080    1,519,545    1,480,000    1,494,059     1,548,480

Mt. Sinai, N.Y. Union Free School District
   6.2% due February 15, 2011                   1,070,000     1,068,721    1,155,899    1,070,000    1,068,399     1,166,525

City of New York NY Public Impts
   Unlimited Tax
   (Par Call June 15, 2014 @100)
   5.0% due August 1, 2017                        500,000       534,275      528,960      500,000      540,794       532,165

City of New York Transitional
   Fin Bldg Aid Rev Fiscal 2007
   5.00% due July 15, 2016                        750,000       804,806      816,488      750,000      812,403       816,128

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                               2009                                     2008
                                              -------------------------------------       -------------------------------------
                                               Principal    Amortized      Fair            Principal    Amortized      Fair
                                                Amount         Cost       Value             Amount         Cost        Value
                                              -----------  -----------  -----------------------------  -----------  -----------
Insured (continued)
------------------
N.Y.S. Dormitory Authority Revs
   Non St Supported Debt Sch Dist Fing Prog
   5.25% due October 1, 2017                  $ 1,000,000  $ 1,106,157  $ 1,157,190       $        --  $        --  $        --

N.Y.S. Dormitory Authority Revs
   Non St Supported Debt Sch Dist Fing Prog
   (Par Call October 1, 2017 @100)
   5.0% due October 1, 2018                       430,000      461,458      454,845           430,000      465,191      459,588

N.Y.S. Dormitory Authority Revs
   Non St Supported Debt Sch Dist Fing Prog
   (Par Call October 1, 2017 @100)
   5.0% due October 1, 2019                       585,000      623,572      610,360           585,000      628,149      619,170

N.Y.S. Dormitory Authority Revs
   Non St Supported Debt Insd Sien College
   (Par Call July 1, 2016 @100)
   5.0% due July 1, 2020                        1,000,000    1,042,447    1,010,680         1,745,000    1,825,256    1,822,077

N.Y.S. Dormitory Authority Revs
   Non St Supported Debt St Johns Univ-Insd
   5.25% due July 1, 2021                       1,000,000    1,101,714    1,049,480         1,000,000    1,110,047    1,105,240

N.Y.S. Dormitory Authority Revs
   City University Sys Ref Cons 5th Gen
   5.5% due July 1, 2019                        1,000,000    1,094,146    1,098,710         1,000,000    1,103,489    1,124,280

N.Y.S. Dormitory Authority Revs
   Pace University
   6.5% due July 1, 2009                               --           --           --         1,000,000    1,021,966    1,033,400

N.Y.S. Dormitory Authority Revs
   Supported Debt Mental Health Svcs Facs
   Impt (Par Call February 15, 2015 @100)
   5.0% due February 15, 2021                   1,035,000    1,066,418      993,528         1,035,000    1,071,522    1,078,315

N.Y.S. Dormitory Authority Revs
   5.5% due May 15, 2018                        1,155,000    1,280,095    1,281,496         1,155,000    1,293,935    1,291,879

New York Environmental Facilities Corp
   State Pers Income Tax Rev
   5.25% due December 15, 2012                    400,000      423,824      446,840           400,000      430,172      436,136

N.Y.S. Local Govt Assistance Corp Ref
   5.5% due April 1, 2017                         240,000      260,479      279,442           240,000      262,990      271,406

N.Y.S. Thruway Authority
   Second Gen Hwy & Brdg Trust Fund
   5.25% due April 1, 2013                      1,000,000    1,053,478    1,109,960         1,000,000    1,066,711    1,091,880

Pleasantville New York Public Impt
   Unlimited Tax
   5.0% due January 1, 2016                       440,000      469,233      486,292           440,000      473,546      476,287

Commonwealth of Puerto Rico
   Electric Power Auth Rev
   5.5% due July 1, 2017                          700,000      765,032      717,031           700,000      772,842      756,371

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                               2009                                       2008
                                              -------------------------------------       -------------------------------------
                                               Principal    Amortized      Fair            Principal    Amortized       Fair
                                                 Amount       Cost         Value             Amount        Cost        Value
                                              -----------  -----------  -----------------------------  -----------  -----------
Insured (continued)
------------------
Commonwealth of Puerto Rico
   Highway Transportation Auth Rev Ref
   6.25% due July 1, 2016                     $   285,000  $   321,922  $   311,198       $   285,000  $   326,784  $   330,523

Puerto Rico Commonwealth Highway
   and Transportation Auth Transn Rev
   5.5% due July 1, 2015                          500,000      540,563      523,580           500,000      546,761      552,460

Sachem Central School District
   NY Holbrook Ref Unlimited Tax
   5.25% due October 15, 2019                     500,000      549,016      564,310           500,000      553,688      541,155

Sales Tax Receivable Corp
   NY Public Impt.
   (Par Call October 15, 2014 @100)
   5.0% due October 15, 2017                      275,000      302,962      306,380                --           --           --

Suffolk County Judicial Facilities Agency
   NY Service Agreement Rev John P Cohalan
   Complex (Callable October 15, 2009 @101)
   5.75% due October 15, 2011                   1,340,000    1,351,892    1,378,243         1,340,000    1,355,110    1,407,255

Triborough Bridge & Tunnel Authority NY
   General Purpose Revs
   5.5% due November 15, 2019                   1,000,000    1,117,403    1,152,930         1,000,000    1,128,531    1,141,410
                                              -----------  -----------  -----------       -----------  -----------  -----------
                                               21,645,000   23,001,567   23,283,036        20,905,000   22,241,717   22,551,927
                                              -----------  -----------  -----------       -----------  -----------  -----------
                                                                               61.8% (*)                                   60.2% (*)

General Obligations
-------------------
Monroe County NY Ref Pub
   Impts Unlimited Tax
   6.0% due March 1, 2012                         445,000      471,856      484,503           445,000      480,558      484,284

Puerto Rico Public Buildings Auth
   Rev Gtd Ref Govt Facs Ser J
   (Par Call July 1, 2012 @100)
   5.0% due July 1, 2028                               --           --           --           500,000      511,260      506,135
                                              -----------  -----------  -----------       -----------  -----------  -----------
                                                  445,000      471,856      484,503           945,000      991,818      990,419
                                              -----------  -----------  -----------       -----------  -----------  -----------
                                                                                1.3% (*)                                    2.6% (*)

U.S. Government Backed
----------------------
Monroe County N.Y. Pub Imp Unlimited Tax
   (Callable June 1, 2008 @101)
   6.0% due June 1, 2010                           10,000       10,050       10,083            10,000       10,100       10,123

City of New York NY Ref Unlimited Tax
   (Pre-Refunded to May 15, 2010 @ 101)
   6.0% due May 15, 2030                               --           --           --           150,000      171,768      162,301
                                              -----------  -----------  -----------       -----------  -----------  -----------
                                                   10,000       10,050       10,083           160,000      181,868      172,424
                                              -----------  -----------  -----------       -----------  -----------  -----------
                                                                                0.0% (*)                                    0.5% (*)

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                              2009                                       2008
                                             -------------------------------------       --------------------------------------
                                              Principal    Amortized      Fair            Principal    Amortized        Fair
                                                Amount       Cost         Value             Amount       Cost          Value
                                             -----------  -----------  -----------------------------  -----------  ------------
Short-term
----------
New York NY Unlimited Tax
   6.75% due February 1, 2009                $        --  $        --  $        --       $   500,000  $   510,132   $   517,575

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York Rev
   (Escrowed to Maturity)
   7.5% due May 15, 2011 [Sale Pending]           80,000       79,554       80,000            55,000       54,644        55,000

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                            --           --           --           190,000      190,462       190,828

Suffolk County Water Auth
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                         515,000      516,019      516,926           515,000      521,888       525,057

Suffolk County Water Auth
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                              --           --           --           485,000      491,487       485,000
                                             -----------  -----------  -----------       -----------  -----------   -----------
                                                 595,000      595,573      596,926         1,745,000    1,768,613     1,773,460
                                             -----------  -----------  -----------       -----------  -----------   -----------
                                                                               1.6% (*)                                     4.7% (*)

                                             $34,070,000  $35,852,148  $36,840,467       $33,335,000  $35,130,380   $35,825,360
                                             ===========  ===========  ===========       ===========  ===========   ===========
                                                                              97.8% (*)                                    95.7% (*)

(*)  Represents percentage of net assets.

   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Operations
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

                                                                2009           2008
                                                            -----------    -----------
Investment income

   Interest                                                 $ 1,817,100    $ 1,859,826

   Amortization of bond premium and discount - net             (279,456)      (268,535)
                                                            -----------    -----------

      Total investment income                                 1,537,644      1,591,291
                                                            -----------    -----------

Expenses

   Investment advisory fees (Note 3)                            100,256        104,183

   Professional fees (Note 3)                                   132,759        127,941

   Director's fees                                               77,000         77,000

   Administrative and accounting expenses                        74,500         72,000

   Insurance and other expenses                                  14,632         15,208
                                                            -----------    -----------

      Total expenses                                            399,147        396,332
                                                            -----------    -----------

Net investment income                                         1,138,497      1,194,959
                                                            -----------    -----------

Realized and unrealized gain (loss) on investments
   Net realized (loss) on investments                           (52,666)       (49,486)

   Net unrealized appreciation on investments                   293,339          7,480
                                                            -----------    -----------

   Net realized and unrealized gain (loss) on
      investments                                               240,673        (42,006)
                                                            -----------    -----------

Net increase in net assets resulting from operations        $ 1,379,170    $ 1,152,953
                                                            ===========    ===========

    The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Changes in Net Assets
Years Ended April 30, 2009, 2008 and 2007
--------------------------------------------------------------------------------

                                                                        2009            2008            2007
                                                                    ----------------------------    ------------
Increase (decrease) in net assets resulting from operations
      Net investment income                                         $  1,138,497    $  1,194,959    $  1,230,850

      Net realized gain (loss) on investments                            (52,666)        (49,486)        152,416

      Unrealized appreciation on investments                             293,339           7,480         105,057
                                                                    ------------    ------------    ------------

         Net increase in net assets resulting from operations          1,379,170       1,152,953       1,488,323

Distributions to shareholders from
   Net investment income                                              (1,149,665)     (1,181,986)     (1,212,033)

   Capital gains - net                                                        --              --        (220,756)

Redemptions of shares
   1,170.1549 shares, 4,669.6207 shares and 2,676.4352 shares,
      respectively                                                       (13,895)        (55,830)        (32,311)
                                                                    ------------    ------------    ------------

Total increase (decrease)                                                215,610         (84,863)         23,223

Net assets
   Beginning of year                                                  37,450,247      37,535,110      37,511,887
                                                                    ------------    ------------    ------------

   End of year                                                      $ 37,665,857    $ 37,450,247    $ 37,535,110
                                                                    ============    ============    ============

   The accompanying notes are an integral part of these financial statements

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

1.    Significant accounting policies

      The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and valuation of investments
      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Short-term investments are stated at cost, which is equivalent to fair value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, for which quotations were not readily available, as of April 30, 2009 and 2008.

      Amortization of bond premium or discount
      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income taxes
      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and cash equivalents
      The Company considers all investments that can be liquidated on demand to be cash equivalents.

      Use of estimates
      The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

      Concentration of credit risk
      The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments.  The  Company  maintains  all of its cash on  deposit  in one financial institution. The cash balance at April 30, 2009 was approximately $420,000. The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

      Fair value of financial instruments
      The  carrying  amounts  for  accounts  payable  and  accrued   liabilities
      reflected in the financial statements approximate fair value because of the short maturities of these items.

      The Company adopted the disclosure and measurement requirements of Statement of Financial Accounting Standards (SFAS) No, 157, "Fair Value Measurements" effective May 1, 2008 for its investments in municipal obligations. The Company accounts for its investments in municipal obligations, in accordance with the accounting guidance for investment companies. See Note 1 "Acquisition and valuation of investments" for a description of the valuation methodology which is unchanged as of April 30, 2009 and 2008.

      SFAS No. 157 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

      The valuation techniques required by SFAS No. 157 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

        Level 1 - Quoted prices for identical instruments in active markets.

        Level 2 - Quoted  prices  for  similar  instruments  in active  markets;
        quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drives are observable.

        Level 3 - Significant inputs to the valuation model are unobservable.

        The Company's investments in municipal obligations are considered as Level 1 instruments.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

      The following table presents the Company's financial assets that are measured at fair value as of April 30, 2009:

                                                     Quoted prices for
                                                   similar instruments in
                                                       active markets
                                                          (Level 1)
                                                   ----------------------

         Investments in municipal obligations           $ 36,840,467
                                                        ============
         Total investments at fair value                $ 36,840,467
                                                        ============

2.    Cash and cash equivalents

      Cash and cash equivalents consisted of the following:

                                                        April 30,
                                                 -----------------------
                                                    2009        2008
                                                 ---------   -----------

        Cash - demand deposits                   $ 417,377   $ 1,178,599
                                                 =========   ===========

3.    Accounts payable and accrued liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                        April 30,
                                                 -----------------------
                                                    2009        2008
                                                 ---------   -----------

        Accrued investment advisory fees (a)     $  25,735   $    25,925
                                                 =========   ===========
        Accrued fees - affiliate (b)             $  19,319   $    19,857
                                                 =========   ===========
        Accrued other:
         Accrued audit fees (c)                  $  43,000   $    41,000
         Accrued administrative and accounting
            expenses                                    --         6,934
                                                 ---------   -----------
                                                 $  43,000   $    47,934
                                                 =========   ===========

      (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

      (b) For the years ending April 30, 2009 and 2008, the Company incurred legal fees of approximately $90,000 and $87,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

      (c) For the years ending April 30, 2009 and 2008, the Company incurred audit fees of approximately $43,000 and $41,000, respectively.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

4.    Investment transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $5,238,000 and $4,191,000, respectively, for the year ended April 30, 2009 and $2,758,000 and $2,752,000, respectively, for the year ended April 30, 2008.

      The U.S. Federal income tax basis (aggregate cost) of the Company's investments, at April 30, 2009 and 2008, was approximately $35,852,000 and $35,130,000, respectively, and net unrealized appreciation, at April 30, 2009 and 2008, for U.S. Federal income tax purposes was approximately $988,000 and $694,000, respectively (gross unrealized appreciation of approximately $1,252,000 and $787,000, respectively; gross unrealized depreciation of approximately $264,000 and $93,000, respectively).

5.    Common stock, share redemption plan and net asset values

      At April 30, 2009 and 2008, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

      The Company has a share redemption plan applicable to approximately 42,000 shares and 43,000 shares, respectively, of outstanding common stock, at April 30, 2009 and 2008. The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2009 and 2008, $1,086,151 (92,404.7595 shares) and $1,072,256 (91,234.6046 shares), respectively, had been redeemed under this plan and are held in treasury and included in paid-in capital.

      The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                            April 30,
                                                        -----------------
                                                         2009      2008
                                                        -------   -------

         Net asset value                                $ 12.12   $ 12.05

         Shares outstanding at:
            April 30, 2009                                3,106,695.2405
            April 30, 2008                                3,107,865.3954

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

6.    Distributions

      During the years ended April 30, 2009, 2008 and 2007, distributions of $1,149,665 ($.37 per share), $1,181,986 ($.38 per share) and $1,432,789
      ($.46 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $220,756 in 2007, were exempt from Federal income taxes. There were no capital gains to be distributed for the years ended April 30, 2009 and 2008.

      The tax character of distributions paid during the years ending April 30, 2009, 2008 and 2007 were as follows:

                                            2009          2008         2007
                                        -----------   -----------   -----------
         Distributions paid from
            Investment income:
               Tax-exempt investment
                  income, net           $ 1,136,927   $ 1,173,967   $ 1,212,033
               Taxable investment
                  income                     12,738         8,019            --
                                        -----------   -----------   -----------
                                          1,149,665     1,181,986     1,212,033
                                        -----------   -----------   -----------

            Capital gains                        --            --       220,756
                                        -----------   -----------   -----------

                                        $ 1,149,665   $ 1,181,986   $ 1,432,789
                                        ===========   ===========   ===========

      As of April 30, 2009, 2008 and 2007, the components of distributable earnings on a tax basis were as follows:

                                            2009          2008         2007
                                        -----------   -----------   -----------

         Over-distributed tax-exempt
            investment income, net      $   (13,418)  $    (3,827)  $   (16,260)
         (Over)/undistributed taxable
            investment income                (1,037)          540            --
         Undistributed capital gains
            (losses)                       (102,152)      (49,486)           --
         Unrealized appreciation of
            investments, net                988,319       694,980       687,500
                                        -----------   -----------   -----------

                                        $   871,712   $   642,207   $   671,240
                                        ===========   ===========   ===========

      Capital loss carryforwards as of April 30, 2009 and 2008 were $102,152 and $49,486, respectively. The Company had no capital loss carryforwards as of April 30, 2007. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2009, 2008 and 2007. There were no significant differences between total GAAP basis net investment income and net realized gain and actual distributions for the years ended April 30, 2009 and 2008.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2009 and 2008
--------------------------------------------------------------------------------

7.    Financial Highlights

      Selected per share data and ratios are as follows:

                                                                           For the Years Ended April 30,
                                                             -----------------------------------------------------------
                                                               2009         2008        2007        2006         2005
                                                             ---------   ---------    ---------   ---------    ---------
         Per share operating performance:
            (For a share of common stock outstanding
               throughout the period):

         Net asset value, beginning of year                  $   12.05       12.06    $   12.04   $   12.51    $   12.61
                                                             ---------   ---------    ---------   ---------    ---------

         Income from investment operations:
               Net investment income                               .36         .38          .40         .43          .43
               Net realized and unrealized gain (loss)
                  on investments                                   .08        (.01)         .08        (.43)        (.05)
                                                             ---------   ---------    ---------   ---------    ---------
                     Total from investment operations              .44         .37          .48         .00          .38
                                                             ---------   ---------    ---------   ---------    ---------

         Less distributions:
            Dividends (from net investment income)                (.37)       (.38)        (.39)       (.42)        (.44)
            Capital gains                                         (.00)       (.00)        (.07)       (.05)        (.04)
                                                             ---------   ---------    ---------   ---------    ---------
                     Total distributions                          (.37)       (.38)        (.46)       (.47)        (.48)
                                                             ---------   ---------    ---------   ---------    ---------

      Net asset value - end of year                          $   12.12   $   12.05    $   12.06   $   12.04    $   12.51
                                                             ---------   ---------    ---------   ---------    ---------

      Per share market value - end of period                 $   12.12   $   12.05    $   12.06   $   12.04    $   12.51
                                                             ---------   ---------    ---------   ---------    ---------

      Total investment return                                     0.58%      (0.08)%       0.17%      (3.76)%      (0.79)%

      Ratios/Supplemental Data:
         Net assets, end of period (in 000s)                 $  37,666   $  37,450    $  37,535   $  37,512    $  39,028

         Ratio of expenses to average net assets                  1.08%       1.06%        1.05%       1.02%        0.99%

         Ratio of net investment income to average
            net assets                                            3.07%       3.20%        3.27%       3.44%        3.40%

         Portfolio turnover rate                                 11.94%       7.75%       15.18%      14.05%       14.78%

         Average (simple) number of shares
            outstanding (in thousands)                           3,107       3,110        3,114       3,117        3,120

Item 2.   Code of Ethics

          The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

Item 3.   Audit Committee Financial Expert

          The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4.   Principal Accountant Fees and Services

          Incorporated by reference to the registrant's proxy statement dated May 29, 2009, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5.   Audit Committee of Listed Registrants.

          Not applicable, because the registrant is not a listed issuer.

Item 6.   Investments.

          (a) A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2009 is included as part of the report to shareholders filed under Item 1 of this Form.

          (b)  Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8.

ITEM 8:   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                               PORTFOLIO MANAGERS

The Managing Director for Tridan Corporation ("Fund") is as follows:

Richard D. Taormina Richard Taormina, Vice President, is the lead portfolio manager of the Tax Aware Strategies Group. An employee of JPMorgan Asset Management since 1997, he is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

                   PORTFOLIO MANAGERS' OTHER ACCOUNTS MANAGED

      The following tables show information regarding other accounts managed by portfolio managers of the Fund:

                                    Non-Performance Based Fee Advisory Accounts
                   -----------------------------------------------------------------------------
                    Registered Investment    Other Pooled Investment
                          Companies                 Vehicles                 Other Accounts
                   -----------------------   ------------------------   ------------------------
                    Number                    Number                     Number
                      of         Total          of           Total         of
                   Accounts      Assets      Accounts       Assets      Accounts    Total Assets
                   --------   ------------   ---------   ------------   ---------   ------------
Richard Taormina          4   $7.1 billion           2   $550 million           3    $93 million

                                      Performance Based Fee Advisory Accounts
                   -----------------------------------------------------------------------------
                    Registered Investment    Other Pooled Investment
                          Companies                 Vehicles                 Other Accounts
                   -----------------------   ------------------------   ------------------------
                    Number
                      of         Total       Number of       Total      Number of       Total
                   Accounts      Assets      Accounts       Assets      Accounts       Assets
                   --------   ------------   ---------   ------------   ---------   ------------
Richard Taormina          0              0           0              0           0              0

--------------------------------------------------------------------------------

                         POTENTIAL CONFLICTS OF INTEREST

As an investment advisor, J.P. Morgan Investment Management Inc. has a fiduciary obligation to act in the best interests of its clients, and to avoid any conflicts of interest. As such, JPMorgan Asset Management has adopted a "Safeguard Policy" designed to prevent our investment management process from being influenced by clients of other parts of the firm, as well as by clients of the investment management business. Communications between personnel outside the investment management business and investment professionals within J.P. Morgan Investment Management Inc. are strictly limited.

JPMIM has adopted policies and procedures that are designed to ensure that transactions undertaken with affiliates are allowable under current law and client guidelines and that any potential conflicts of interest are recognized and appropriately addressed.

JPMIM also has policies and procedures to monitor personal trading activities of its employees and certain members of their immediate families and any person to whose support the employee significantly contributes. The policies and procedures are generally intended to comply with the JPMIM's Code of Ethics.

                         PORTFOLIO MANAGER COMPENSATION

JPMAM's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives, restricted stock and, in most cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMAM's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of this restricted stock portion of a portfolio manager's bonus may be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates.

                             OWNERSHIP OF SECURITIES

                                    Dollar Range of Shares in the Fund
                     ----------------------------------------------------------------
                                                $10,001
                                     $1 -          -         $50,001 -       over
Name                    None       $10,000      $50,000       $100,000     $100,000
-------------------  ---------  ------------  -----------  ------------  ------------
Richard Taormina         X

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10.  Submission of Matters to a Vote of Security Holders.

          The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures

          (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

          (b) There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

          (a)  The following exhibits are filed herewith:

               (1) The registrant's code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

               (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Tridan Corp.
            --------------------------------------------------------------------

By (Signature and Title)
                        --------------------------------------------------------
                           Peter Goodman, President and Chief Executive Officer

Date:   May 21, 2009
      -------------------

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                        --------------------------------------------------------
                          Peter Goodman, President and Chief Executive Officer

Date:   May 21, 2009
      -------------------

By (Signature and Title)
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date:   May 21, 2009
      -------------------